Offerings - Offering: 1	May 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	8.00% Senior Secured Notes due December 31, 2028
Amount Registered | shares	2,254,454
Maximum Aggregate Offering Price	$ 41,493,225.87
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,730.21
Rule 457(f)	true
Amount of Securities Received | shares	2,254,454
Value of Securities Received, Per Share	23.405
Value of Securities Received	$ 52,765,495.87
Cash Consideration Paid	11,272,270.00
Fee Note MAOP	$ 41,493,225.87
Offering Note	Calculated pursuant to Rules 457(c) and 457(f)(1) under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of calculating the registration fee for this offering, based on (i)(A) the average of the high and low prices for each $25.00 aggregate principal amount of the Registrant's 6.00% Notes due 2026 (the "Existing Notes"), as reported on the New York Stock Exchange on April 28, 2026 ($23.405), multiplied by (B) the number of Existing Notes that are outstanding and may be tendered in the Exchange Offer (2,254,454 Existing Notes), less (ii) the amount of cash to be paid in the Exchange Offer for such Existing Notes ($11,272,270.00).